Leatherback Long/Short Alternative Yield ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 112.4%	Shares	Value
Aerospace & Defense - 3.6%
L3Harris Technologies, Inc.	4,595	$1,122,742

Agriculture - 7.6%
Altria Group, Inc.	20,298	1,230,262
Bunge Global SA	14,769	1,154,197
		2,384,459

Banks - 4.9%
Popular, Inc.	8,015	829,793
U.S. Bancorp (a)	15,812	689,245
		1,519,038

Commercial Services - 3.2%
S&P Global, Inc.	1,925	987,255

Diversified Financial Services - 10.8%
Intercontinental Exchange, Inc.	7,044	1,266,511
SLM Corp.	21,596	699,062
Visa, Inc. - Class A	3,883	1,418,033
		3,383,606

Electric - 2.2%
WEC Energy Group, Inc.	6,560	704,806

Entertainment - 4.9%
Vail Resorts, Inc. (a)	9,505	1,522,416

Food - 4.8%
Lamb Weston Holdings, Inc.	27,087	1,510,913

Healthcare - Products - 6.4%
Thermo Fisher Scientific, Inc.	2,276	916,818
Zimmer Biomet Holdings, Inc.	11,761	1,084,012
		2,000,830

Insurance - 4.3%
Old Republic International Corp.	35,441	1,339,670

Internet - 11.1%
Booking Holdings, Inc.	231	1,274,873
eBay, Inc.	14,758	1,079,843
Uber Technologies, Inc. (b)	13,488	1,135,150
		3,489,866

Machinery-Diversified - 2.3%
Xylem, Inc.	5,661	713,512

Media - 2.6%
Comcast Corp. - Class A	23,210	802,370

Mining - 9.3%
Alamos Gold, Inc. - Class A	36,459	943,924
Newmont Corp.	37,288	1,965,823
		2,909,747

Miscellaneous Manufacturers - 3.9%
3M Co. (a)	8,247	1,223,442

Oil & Gas - 8.7%
Exxon Mobil Corp.	13,198	1,350,156
Phillips 66	12,038	1,366,072
		2,716,228

Pharmaceuticals - 7.4%
CVS Health Corp.	17,354	1,111,350
Viatris, Inc.	138,465	1,217,108
		2,328,458

Software - 7.1%
Fidelity National Information Services, Inc.	15,316	1,219,307
MSCI, Inc.	1,785	1,006,775
		2,226,082

Telecommunications - 3.1%
AT&T, Inc.	35,057	974,585

Water - 4.2%
American Water Works Co., Inc. (a)	9,279	1,326,619
TOTAL COMMON STOCKS (Cost $33,126,066)		35,186,644

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 9.4%
AGNC Investment Corp., Series F, 9.21% (3 mo. Term SOFR + 4.96%), Perpetual (b)	59,271	1,463,994
EPR Properties, Series C, 5.75%, Perpetual (b)	60,570	1,483,359
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,872,982)		2,947,353

SHORT-TERM INVESTMENTS - 8.5%	Units
Investments Purchased with Proceeds from Securities Lending - 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (c)	1,609,645	1,609,645

Money Market Funds - 3.3%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	1,038,546	1,038,546
TOTAL SHORT-TERM INVESTMENTS (Cost $2,648,191)		2,648,191

TOTAL INVESTMENTS - 130.3% (Cost $38,647,239)		40,782,188
Liabilities in Excess of Other Assets - (30.3)%		(9,477,782)
TOTAL NET ASSETS - 100.0%		$31,304,406
two		–%
Percentages are stated as a percent of net assets.		–%

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $1,561,945 which represented 5.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Leatherback Long/Short Alternative Yield ETF
Schedule of Securities Sold Short
May 31, 2025 (Unaudited)

COMMON STOCKS - (28.8)%	Shares	Value
Auto Manufacturers - (1.7)%
Tesla, Inc.	(1,506)	$(521,769)

Commercial Services - (2.6)%
Affirm Holdings, Inc. - Class A	(9,240)	(479,556)
Booz Allen Hamilton Holding Corp.	(3,260)	(346,375)
		(825,931)

Computers - (1.4)%
Apple, Inc.	(2,212)	(444,280)

Diversified Financial Services - (1.5)%
Stifel Financial Corp.	(5,033)	(474,209)

Electric - (1.2)%
Vistra Corp.	(2,455)	(394,199)

Entertainment - (1.4)%
DraftKings, Inc. - Class A	(12,089)	(433,753)

Home Furnishings - (1.2)%
SharkNinja, Inc.	(3,959)	(363,951)

Internet - (3.2)%
DoorDash, Inc. - Class A	(2,331)	(486,363)
Robinhood Markets, Inc. - Class A	(7,866)	(520,336)
		(1,006,699)

Leisure Time - (1.2)%
Life Time Group Holdings, Inc.	(13,411)	(383,555)

Private Equity - (1.5)%
Blackstone, Inc.	(3,359)	(466,095)

Retail - (5.8)%
Carvana Co. - Class A	(1,699)	(555,845)
Dutch Bros, Inc. - Class A	(4,886)	(352,769)
Ollie's Bargain Outlet Holdings, Inc.	(4,270)	(475,892)
Williams-Sonoma, Inc.	(2,598)	(420,252)
		(1,804,758)

Semiconductors - (1.3)%
Broadcom, Inc.	(1,650)	(399,416)

Software - (3.3)%
AppLovin Corp. - Class A	(1,346)	(528,978)
Duolingo, Inc. - Class A	(954)	(495,708)
		(1,024,686)

Telecommunications - (1.5)%
Credo Technology Group Holding Ltd.	(7,802)	(475,610)
TOTAL COMMON STOCKS (Proceeds $7,913,682)		(9,018,911)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (3.1)%
Digital Realty Trust, Inc.	(3,012)	(516,618)
Equinix, Inc.	(513)	(455,965)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $778,957)		(972,583)

TOTAL SECURITIES SOLD SHORT - (31.9)% (Proceeds $8,692,639)		$(9,991,494)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Leatherback Long/Short Alternative Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$35,186,644	$–	$–	$35,186,644
Real Estate Investment Trusts - Preferred	2,947,353	–	–	2,947,353
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,609,645
Money Market Funds	1,038,546	–	–	1,038,546
Total Investments	$39,172,543	$–	$–	$40,782,188

Liabilities:
Investments:
Common Stocks	$(9,018,911)	$–	$–	$(9,018,911)
Real Estate Investment Trusts - Common	(972,583)	–	–	(972,583)
Total Investments	$(9,991,494)	$–	$–	$(9,991,494)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,609,645 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.